Consolidated Statements of Cash Flows - Supplemental Information (Unaudited) (USD $)	Dec. 31, 2009
Supplemental cash flow information
Noncash assets related to the consolidation of VIEs	$ 87,700,000,000
Noncash liabilities related to the consolidation of VIEs	$ 92,200,000,000